PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2021
PREPAID EXPENSES AND OTHER RECEIVABLES
(In thousands)	As of September 30, 2021	As of March 31, 2021

Prepaid insurance	$619	$1,445
Research & development tax credits	694	649
Other prepaid expenses	16	48
Other receivables	55	34
Total prepaid expenses and other receivables	$1,384	$2,176